Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.30%
Aerospace & Defense–1.87%
Howmet Aerospace, Inc.	187,498	$17,943,558
Huntington Ingalls Industries, Inc.	31,054	8,694,499
		26,638,057
Air Freight & Logistics–0.73%
United Parcel Service, Inc., Class B	79,175	10,322,045
Application Software–0.53%
Tyler Technologies, Inc.(b)	13,342	7,579,724
Asset Management & Custody Banks–0.49%
Blue Owl Capital, Inc.(c)	366,116	6,981,832
Automobile Manufacturers–0.38%
Tesla, Inc.(b)	23,072	5,354,319
Automotive Parts & Equipment–0.46%
Aptiv PLC(b)	93,512	6,488,798
Broadline Retail–4.69%
Amazon.com, Inc.(b)	356,604	66,677,816
Construction Materials–1.03%
CRH PLC	170,385	14,601,994
Consumer Finance–1.40%
American Express Co.	78,556	19,877,810
Consumer Staples Merchandise Retail–1.67%
Walmart, Inc.	345,783	23,734,545
Distillers & Vintners–0.78%
Constellation Brands, Inc., Class A	45,211	11,083,929
Diversified Banks–3.36%
JPMorgan Chase & Co.	224,276	47,725,933
Diversified Financial Services–0.96%
Equitable Holdings, Inc.	313,841	13,686,606
Electric Utilities–1.03%
American Electric Power Co., Inc.	149,364	14,655,596
Electrical Components & Equipment–2.93%
Emerson Electric Co.	141,513	16,572,587
Hubbell, Inc.	33,015	13,062,385
Regal Rexnord Corp.	74,525	11,974,677
		41,609,649
Electronic Equipment & Instruments–0.54%
Keysight Technologies, Inc.(b)	55,036	7,681,375
Fertilizers & Agricultural Chemicals–0.37%
Mosaic Co. (The)	178,010	5,299,358
Health Care Equipment–2.56%
Becton, Dickinson and Co.	43,243	10,424,158
Boston Scientific Corp.(b)	183,615	13,565,476
Zimmer Biomet Holdings, Inc.	110,593	12,314,530
		36,304,164
Shares		Value
Health Care Facilities–1.44%
Tenet Healthcare Corp.(b)	136,678	$20,460,697
Health Care Services–0.73%
Cigna Group (The)	29,901	10,425,582
Home Improvement Retail–1.06%
Lowe’s Cos., Inc.	61,415	15,077,997
Homebuilding–0.73%
D.R. Horton, Inc.	57,298	10,309,629
Hotels, Resorts & Cruise Lines–1.81%
Royal Caribbean Cruises Ltd.(b)	97,787	15,325,179
Wyndham Hotels & Resorts, Inc.(c)	136,348	10,324,270
		25,649,449
Household Products–1.57%
Procter & Gamble Co. (The)	139,204	22,378,435
Industrial Machinery & Supplies & Components–0.75%
Lincoln Electric Holdings, Inc.	51,578	10,594,637
Industrial REITs–1.34%
First Industrial Realty Trust, Inc.	347,553	19,018,100
Insurance Brokers–1.22%
Arthur J. Gallagher & Co.	61,170	17,341,083
Integrated Oil & Gas–2.68%
Exxon Mobil Corp.	321,582	38,136,409
Integrated Telecommunication Services–1.86%
Verizon Communications, Inc.	652,995	26,459,357
Interactive Media & Services–8.22%
Alphabet, Inc., Class A	409,334	70,217,154
Meta Platforms, Inc., Class A	98,017	46,541,412
		116,758,566
Internet Services & Infrastructure–0.75%
MongoDB, Inc.(b)	42,105	10,625,618
Investment Banking & Brokerage–3.11%
Charles Schwab Corp. (The)	189,748	12,369,672
Morgan Stanley	193,926	20,015,103
Raymond James Financial, Inc.	102,351	11,872,716
		44,257,491
IT Consulting & Other Services–0.47%
Amdocs Ltd.	77,025	6,737,377
Life Sciences Tools & Services–0.84%
Lonza Group AG (Switzerland)	17,899	11,919,108
Managed Health Care–2.10%
UnitedHealth Group, Inc.	51,695	29,784,591
Movies & Entertainment–0.82%
Walt Disney Co. (The)	123,794	11,598,260

See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Multi-Family Residential REITs–0.62%
Mid-America Apartment Communities, Inc.	63,417	$8,863,794
Multi-line Insurance–1.46%
American International Group, Inc.	261,949	20,754,219
Multi-Utilities–1.13%
Ameren Corp.	103,236	8,183,518
CMS Energy Corp.	121,413	7,867,562
		16,051,080
Oil & Gas Exploration & Production–1.65%
Chesapeake Energy Corp.(c)	105,753	8,072,127
Marathon Oil Corp.	545,941	15,313,645
		23,385,772
Personal Care Products–0.52%
BellRing Brands, Inc.(b)	142,917	7,328,784
Pharmaceuticals–4.61%
AstraZeneca PLC, ADR (United Kingdom)	117,970	9,337,325
Eli Lilly and Co.	33,365	26,834,469
Merck & Co., Inc.	161,183	18,234,633
Sanofi S.A., ADR	214,419	11,109,048
		65,515,475
Property & Casualty Insurance–0.36%
Hartford Financial Services Group, Inc. (The)	46,299	5,135,485
Rail Transportation–0.99%
Union Pacific Corp.	57,012	14,066,571
Regional Banks–1.12%
M&T Bank Corp.	92,787	15,975,138
Semiconductor Materials & Equipment–1.33%
Applied Materials, Inc.	88,829	18,849,514
Semiconductors–9.97%
Broadcom, Inc.	74,020	11,893,534
NVIDIA Corp.	872,929	102,150,151
Texas Instruments, Inc.	135,344	27,584,461
		141,628,146
Specialty Chemicals–0.74%
PPG Industries, Inc.	83,241	10,569,942
Shares		Value
Systems Software–8.34%
GitLab, Inc., Class A(b)	124,789	$6,392,940
Microsoft Corp.	267,911	112,080,567
		118,473,507
Technology Hardware, Storage & Peripherals–5.64%
Apple, Inc.	360,880	80,144,230
Timber REITs–0.43%
Weyerhaeuser Co.	193,171	6,135,111
Tobacco–1.51%
Philip Morris International, Inc.	186,814	21,513,500
Trading Companies & Distributors–0.60%
Air Lease Corp., Class A	172,509	8,559,897
Total Common Stocks & Other Equity Interests (Cost $842,589,781)		1,396,786,101
Money Market Funds–1.66%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	8,288,281	8,288,281
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	15,392,785	15,392,785
Total Money Market Funds (Cost $23,681,066)		23,681,066
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $866,270,847)		1,420,467,167
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.16%
Invesco Private Government Fund, 5.30%(d)(e)(f)	4,552,778	4,552,778
Invesco Private Prime Fund, 5.48%(d)(e)(f)	11,885,476	11,889,042
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,441,820)		16,441,820
TOTAL INVESTMENTS IN SECURITIES–101.12% (Cost $882,712,667)		1,436,908,987
OTHER ASSETS LESS LIABILITIES—(1.12)%		(15,964,856)
NET ASSETS–100.00%		$1,420,944,131
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,178,447	$41,738,646	$(37,628,812)	$-	$-	$8,288,281	$128,810
Invesco Liquid Assets Portfolio, Institutional Class	2,984,739	28,137,676	(31,122,544)	(424)	553	-	87,820
Invesco Treasury Portfolio, Institutional Class	4,775,369	54,816,907	(44,199,491)	-	-	15,392,785	152,917
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,012,280	93,118,534	(95,578,036)	-	-	4,552,778	184,195*
Invesco Private Prime Fund	18,035,221	193,862,753	(200,014,953)	385	5,636	11,889,042	503,679*
Total	$36,986,056	$411,674,516	$(408,543,836)	$(39)	$6,189	$40,122,886	$1,057,421

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,384,866,993	$11,919,108	$—	$1,396,786,101
Money Market Funds	23,681,066	16,441,820	—	40,122,886
Total Investments	$1,408,548,059	$28,360,928	$—	$1,436,908,987
Invesco Main Street All Cap Fund®